NOTE 10 - STOCKHOLDERS' EQUITY: Schedule of Share-based Compensation, Stock Options, Activity (Tables) - June 30, 2023	Jun. 30, 2023
Warrants
Schedule of Share-based Compensation, Stock Options, Activity

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2022	16,000,000	$ 0.06	2.64	-
Granted	7,421,544	0.05	4.56	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at June 30, 2023	23,421,544	$ 0.06	2.59	$ 35,178

Vested and expected to vest at June 30, 2023	23,421,544	$ 0.06		$ 35,178

Exercisable at June 30, 2023	23,421,544	$ 0.06		$ 35,178

Omnibus Stock Grant And Option Plan
Schedule of Share-based Compensation, Stock Options, Activity

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding at December 31, 2022	4,600,000	$ 0.05	2.84	8,740
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at June 30, 2023	4,600,000	$ 0.05	2.84	$ 8,740

Vested and expected to vest at June 30, 2023	4,600,000	$ 0.05		$ 8,740
Exercisable at June 30, 2023	4,600,000	$ 0.05		$ 8,740